Consolidated statements of changes in equity - USD ($)	Total	Issued capital [member]	Share premium [member]	Treasury stock	Reserve of exchange differences on translation [member]	Miscellaneous other reserves [member]	Capital reserve [member]	Accumulated losses	Equity attributable to owners of parent [member]	Non-controlling interests
Beginning balance at Dec. 31, 2019	$ 16,852,706	$ 45,691,346			$ (813,749)		$ 13,669,801	$ (41,641,482)	$ 16,905,916	$ (53,210)
Changes in equity for the year:
Loss for the year	(1,963,885)							(1,939,689)	(1,939,689)	(24,196)
Other comprehensive income	1,581,372				1,581,372				1,581,372
Total comprehensive income	(382,513)				1,581,372			(1,939,689)	(358,317)	(24,196)
Equity-settled share-based transactions	1,617,469						1,617,469		1,617,469
Vesting of shares under the restricted share scheme	48,622						48,622		48,622
Issuance of exchange loan notes	12,870,723					$ 12,870,723			12,870,723
Shares issued upon conversion of exchange loan notes		7,549,258				(7,549,258)
Ending balance at Dec. 31, 2020	31,007,007	53,240,604			767,623	5,321,465	15,335,892	(43,581,171)	31,084,413	(77,406)
Changes in equity for the year:
Loss for the year	(174,016,842)							(174,009,273)	(174,009,273)	(7,569)
Other comprehensive income	260,112				260,112				260,112
Total comprehensive income	(173,756,730)				260,112			(174,009,273)	(173,749,161)	(7,569)
Equity-settled share-based transactions	22,494,918						22,494,918		22,494,918
Vesting of shares under the restricted share scheme	4,517						4,517		4,517
Reclassification to preference shares liabilities	(279,832,806)	(37,890,771)				(241,942,035)			(279,832,806)
Reclassification to share premium arising from the restructuring		(15,348,379)	$ 15,348,379
Shares issued upon conversion of exchange loan notes		39	1,777,990			(1,778,029)
Fair value loss of convertible securities	(811,819)					(811,819)			(811,819)
Ending balance at Dec. 31, 2021	(400,894,913)	1,493	17,126,369		1,027,735	(239,210,418)	37,835,327	(217,590,444)	(400,809,938)	(84,975)
Changes in equity for the year:
Loss for the year	(190,453,387)							(190,453,333)	(190,453,333)	(54)
Other comprehensive income	(4,842,932)				(4,842,932)				(4,842,932)
Total comprehensive income	(195,296,319)				(4,842,932)			(190,453,333)	(195,296,265)	(54)
Equity-settled share-based transactions	31,580,383						31,580,383		31,580,383
Vesting of shares under the restricted share scheme	116,864	785	116,079						116,864
Capital contribution	116,094,600	1,494	116,093,106						116,094,600
Shares issued on Reverse Recapitalization	113,146,206	1,452	113,144,754						113,146,206
Issuance of bonus shares		1,543	(1,543)
Reclassification to preference shares liabilities	550,248,881	5,116	550,243,765						550,248,881
Issuance of shares for acquisition	39,783,820	1,736	34,720,780			5,061,304			39,783,820
Issuance of liabilities for puttable financial instrument for acquisition	(17,138,905)					(17,138,905)			(17,138,905)
Repurchase of shares	(661,519)			$ (661,519)					(661,519)
Acquisition of non-controlling interests	6,483,762									6,483,762
Shares issued upon conversion of exchange loan notes		79	(79)
PIPE investors	(17,400,000)					(17,400,000)			(17,400,000)
PIPE investors upon listing	17,400,000					17,400,000			17,400,000
Ending balance at Dec. 31, 2022	$ 243,462,860	$ 13,698	$ 831,443,231	$ (661,519)	$ (3,815,197)	$ (251,288,019)	$ 69,415,710	$ (408,043,777)	$ 237,064,127	$ 6,398,733